SEC File Nos. 333-233376

811-23469

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 9

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 10

CAPITAL GROUP U.S. EQUITY FUND

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Jennifer L. Butler, Secretary

Capital Group U.S. Equity Fund

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, California 94105-2223

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2026, pursuant to paragraph (b) of Rule 485.

Capital Group U.S. Equity Fund Prospectus January 1, 2026

Ticker
Capital Group U.S. Equity Fund	CUSEX

Table of contents

Investment objective 1 Fees and expenses of the fund 1 Principal investment strategies 1 Principal risks 2 Investment results 3 Management 4 Purchase and sale of fund shares 4 Tax information 4

Investment objectives, strategies and risks 5

Management and organization 7

Purchase, exchange and sales of shares 9

How to sell shares 10

Distributions and taxes 12

Fund expenses 12

Financial highlights 13

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund seeks to provide prudent growth of capital and conservation of principal.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.43%
Distribution and/or service (12b-1) fees	none
Other expenses	0.00
Total annual fund operating expenses	0.43

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$44	$138	$241	$542

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of U.S. issuers that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depositary Receipts.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group U.S. Equity Fund / Prospectus     2

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2024:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/1/2011	20.99%	12.32%	11.97%	11.77%
− After taxes on distributions		18.38	10.75	10.42	N/A
− After taxes on distributions and sale of fund shares		14.08	9.52	9.45	N/A

Indexes	1 year	5 years	10 years	Lifetime
S&P 500 Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	13.55%
The fund’s annualized 30-day yield at October 31, 2025: 0.69% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

The fund was organized for the purpose of effecting the reorganization of Capital Group U.S. Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received shares of the fund. The performance of the fund includes the performance of the predecessor fund prior to the reorganization. The inception date shown in the table for the fund is that of the predecessor fund.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

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Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Cheryl E. Frank	2016	Partner – Capital Research Global Investors
Greg Miliotes	2023	Partner – Capital Research Global Investors
Brant W. Thompson President	2025	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell (redeem) shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Capital Group U.S. Equity Fund / Prospectus     4

Investment objectives, strategies and risks The fund seeks to provide prudent growth of capital and conservation of principal. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ prior written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of U.S. issuers, consistent with the fund’s investment objective. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks of U.S. issuers that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depositary Receipts.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers

5     Capital Group U.S. Equity Fund / Prospectus

based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Large shareholder transactions risk — The fund may experience adverse effects when shareholders, including other funds or accounts advised by the investment adviser, purchase or redeem, individually or in the aggregate, large amounts of shares relative to the size of the fund. For example, when the investment adviser changes allocations in other funds and accounts it manages, such changes may result in shareholder transactions in the fund that are large relative to the size of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Lending of portfolio securities — Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a counterparty default. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could

Capital Group U.S. Equity Fund / Prospectus     6

render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the fund is available at capitalgrouppcsfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund.

For the services it provides to the fund, the investment adviser receives a unified management fee based on a percentage of the daily net assets of shares of the fund. Out of the fund’s unified management fee the investment adviser pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the investment adviser from the unified management fee are paid by the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund.”

A more detailed description of the Investment Advisory and Service Agreement between the fund and the investment adviser is included in the fund’s statement of additional information, and a discussion regarding the basis for approval by the fund’s board of trustees is contained in the fund’s Form N-CSR for the fiscal period ended April 30, 2025.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

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The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, a portion of a fund’s portfolio may include the investment decisions of Capital Research and Management Company’s investment analysts. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The table below shows the investment experience and role in management of the fund for the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Portfolio manager in this fund since:	Role in management of the fund
Cheryl E. Frank	Investment professional since 1997 (with Capital Research and Management Company or affiliate since 2002)	2016	Serves as an equity portfolio manager
Greg Miliotes	Investment professional since 1998 (with Capital Research and Management Company or affiliate since 2006)	2023	Serves as an equity portfolio manager
Brant W. Thompson	Investment professional since 1996 (with Capital Research and Management Company or affiliate since 2008)	2025	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

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Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and Capital Client Group, Inc., the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and Capital Client Group, Inc. reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares The net asset value of the fund is the value of a single share of the fund. Net asset value is computed by adding the value of a fund’s investments, cash and other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

Purchase of shares Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, Inc. (“CGPCS”). CGPCS receives an annual fee based on a percentage of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides. Certain investors who are not clients of CGPCS may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their CGPCS investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to purchase shares.

Investors may be eligible to purchase shares of the fund with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the fund.

Purchase minimums and maximums The purchase minimums described in this prospectus may be waived in certain cases.

Exchange Generally, you may exchange your shares for shares of Capital Group Private Client Services Funds. Investors who wish to exchange shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to exchange shares.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

9     Capital Group U.S. Equity Fund / Prospectus

How to sell shares

Investors who wish to sell (redeem) shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to sell (redeem) shares.

A signature guarantee is required if the redemption is:

· more than $125,000;

· made payable to someone other than the registered shareholder(s); or

· sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

The signature guarantee requirement may be waived if Capital Group Private Client Services determines it is appropriate. In addition to the situations described above, Capital Group Private Client Services and/or the fund’s transfer agent reserve the right to require a signature guarantee(s) in other instances based on the circumstances relative to the particular situation. Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

For all accounts, checks must be made payable to the registered shareholder and must be mailed to an address of record that has been used with the account for at least 10 days, unless you obtain a signature guarantee for the redemption.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions from a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

While payment of redemptions normally will be in cash, the fund’s agreement and declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the fund under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders, taking into account relevant market conditions and limitations. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Capital Group U.S. Equity Fund / Prospectus     10

Frequent trading of fund shares The fund and Capital Client Group, Inc. reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or Capital Client Group, Inc. have determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations;

· transactions by certain intermediaries in accordance with established hedging programs approved by the fund’s investment adviser;

· fund share redemptions by certain counterparties approved by the fund’s investment adviser to facilitate non pro-rata redemptions in-kind; and

· systematic redemptions and purchases.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, Capital Client Group, Inc. and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the fund.

11     Capital Group U.S. Equity Fund / Prospectus

Distributions and taxes

Dividends and distributions Capital Group U.S. Equity Fund intends to distribute quarterly dividends, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the fund or Capital Group Private Client Services Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information.

Fund expenses In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table in this prospectus.

Capital Group U.S. Equity Fund / Prospectus     12

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers and/or reimbursements. For more information about these waivers and/or reimbursements, see the fund’s statement of additional information and Form N-CSR. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the fund’s financial statements, is included in the fund’s statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse-ments[3]	Ratio of expenses to average net assets after waivers/ reimburse-ments[2,3]	Ratio of net income (loss) to average net assets[2]

10/31/2025	$35.99	$.27	$6.73	$7.00	$(.32)	$(2.92)	$(3.24)	$39.75	20.56%	$406.43%		.42%	.74%
10/31/2024	28.98	.35	8.60	8.95	(.33)	(1.61)	(1.94)	35.99	32.12	365.43		.43	1.04
10/31/2023	27.92	.38	1.77	2.15	(.38)	(.71)	(1.09)	28.98	7.80	303.43		.43	1.31
10/31/2022	33.77	.32	(4.33)	(4.01)	(.31)	(1.53)	(1.84)	27.92	(12.44)	285.43		.43	1.07
10/31/2021	25.54	.28	8.78	9.06	(.29)	(.54)	(.83)	33.77	36.12	344.43		.42	.94

	Year ended October 31,
	2025	2024	2023	2022	2021
Portfolio turnover rate[4]	26%	26%	26%	12%	15%

1 Based on average shares outstanding.

2 This column reflects the impact of certain waivers and/or reimbursements from Capital Research and Management Company and/or American Funds Service Company, if any.

3 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

4 Ratios do not include the fund’s portfolio activity with respect to any Central Funds.

13     Capital Group U.S. Equity Fund / Prospectus

Notes

Capital Group U.S. Equity Fund / Prospectus     14

More information about the fund
For shareholder services	American Funds Service Company (800) 421-4996
Telephone calls you have with shareholder services may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to shareholder services on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

For a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report, or to request other information about the fund or make shareholder inquiries, please visit capitalgrouppcsfunds.com, call (800) 421-4996 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-124-0126M Printed in USA CGD/AFD/10210 Investment Company File No. 811-23469

Capital Group U.S. Equity Fund

Part B
Statement of Additional Information

January 1, 2026

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group U.S. Equity Fund (the “fund”) dated January 1, 2026. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund with the same name (the “predecessor fund”), which reorganized into the fund on November 8, 2019. The prospectus may be obtained from your Capital Group Private Client Services® investment counselor (also known as private wealth advisors), by calling American Funds Service Company® at (800) 421-4996 or by writing to the fund at the following address:

Capital Group U.S. Equity Fund
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618

Capital Group U.S. Equity Fund	CUSEX

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	3
Fund policies	20
Management of the fund	22
Execution of portfolio transactions	39
Disclosure of portfolio holdings	43
Price of shares	45
Taxes and distributions	47
Purchase and exchange of shares	51
Selling shares	52
General information	54
Appendix	56

Schedule of investments
Financial statements

Capital Group U.S. Equity Fund — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.

· Investments may include U.S. registered securities of issuers outside of the United States such as American Depositary Receipts. For purposes of the fund’s investment limitations, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an American Depositary Receipt representing ownership of common stock of a non-U.S. issuer will be treated as common stock of a non-U.S. issuer.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Group U.S. Equity Fund — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, trading and tariff arrangements, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

Capital Group U.S. Equity Fund — Page 3

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is

Capital Group U.S. Equity Fund — Page 4

considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have

Capital Group U.S. Equity Fund — Page 5

substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.” For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (“MSCI”) will be treated as emerging markets for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as emerging markets for debt securities.

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation, governmental restrictions that limit or otherwise delay the fund's ability to convert or repatriate currencies and currency devaluations.

Government regulation — Certain emerging markets lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of

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investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging markets. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging markets, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in emerging markets are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through which the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in emerging markets frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain emerging markets. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging markets will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s

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investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among emerging markets and, in some cases, is comparatively high. In addition, emerging markets typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Remedies — Emerging markets may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

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The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Indirect exposure to cryptocurrencies – Cryptocurrencies are digital assets which may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets and/or invest in cryptocurrencies, and the fund may have exposure to cryptocurrencies through investments in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Cryptocurrencies may trade on platforms which are largely unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The values of cryptocurrencies have been, and may in the future continue to be, highly volatile and subject to sudden and significant increases and declines. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. The value of securities of issuers with significant holdings of cryptocurrencies may be subject to, among other things, fluctuations in the value of such cryptocurrencies, and such issuers may experience custody issues and/or lose their cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development, use, and exchange of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to

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cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly emerging markets, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

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Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a portfolio accordingly, keeping in mind the fund’s objective(s).

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

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Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or

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written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

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Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

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When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When the fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the fund would not participate in future gains or losses with respect to the security if the fund holds such security. If the other party to a transaction fails to pay for the securities, the fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund

Capital Group U.S. Equity Fund — Page 15

shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not

Capital Group U.S. Equity Fund — Page 16

charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a counterparty default. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

Citibank, N.A. (“Citibank”) serves as securities lending agent for the fund. As the securities lending agent, Citibank administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and Citibank. Under the terms of the agreement, Citibank is responsible for making available to approved borrowers securities from the fund’s portfolio. Citibank is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, Citibank receives a portion of the amount earned by the fund for lending securities.

Capital Group U.S. Equity Fund — Page 17

The following table sets forth, for the fund’s most recently completed fiscal year, the fund’s dollar amount of income and fees and/or other compensation related to its securities lending activities. Net income from securities lending activities may differ from the amount reported in the fund’s Form N-CSR, which reflects estimated accruals.

Gross income from securities lending activities	$15,000
Fees paid to securities lending agent from a revenue split	1,000
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	9,000
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	10,000
Net income from securities lending activities	5,000

* * * * * *

Capital Group U.S. Equity Fund — Page 18

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The fund’s portfolio turnover rates for the fiscal years ended October 31, 2025 and 2024 were 26% and 26%, respectively. Variations in turnover rates are due to changes in trading activity during the period. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year.

Capital Group U.S. Equity Fund — Page 19

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Capital Group U.S. Equity Fund — Page 20

Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or U.S. government sponsored enterprises or repurchase agreements with respect thereto.

Capital Group U.S. Equity Fund — Page 21

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

Capital Group U.S. Equity Fund — Page 22

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
John G. Freund, MD, 1953 Trustee (2023)	Founder and former Managing Director, Skyline Ventures (a venture capital investor in health care companies); Co-Founder of Intuitive Surgical, Inc. (1995 - 2000); Co-Founder and former CEO of Arixa Pharmaceuticals, Inc. (2016 - 2020)	96	Collegium Pharmaceutical, Inc.; SI – Bone, Inc. Former director of Sutro Biopharma, Inc. (until 2025)	· Experience in investment banking and senior management at multiple venture capital firms, a medical device company and a biopharmaceutical company · Corporate board experience · MD, MBA
Pablo R. González Guajardo, 1967 Trustee (2019)	CEO, Kimberly-Clark de México, SAB de CV	22

América Móvil, SAB de CV (telecommunications company); Kimberly-Clark de México, SAB de CV (consumer staples)

Former director Grupo Lala, SAB de CV (dairy company) (until 2022); Grupo Sanborns, SAB de CV (retail stores and restaurants) (until 2023)

				· Service as a chief executive officer · Senior corporate management experience · Corporate board experience · Service on advisory and trustee boards for nonprofit organizations · MBA
Pedro J. Greer Jr., 1956 Trustee (2026)	Physician; Professor and Founding Dean, College of Medicine, Roseman University of Health Sciences; former Chairman/Associate Dean, Florida International University	19	None	· Development of health delivery systems; domestically and internationally reforming medical education · MD

Capital Group U.S. Equity Fund — Page 23

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Merit E. Janow, 1958 Trustee (2023)	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	56	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated Former director of Trimble Inc. (software, hardware and services technology) (until 2021)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

William D. Jones, 1955 Trustee (2019)	Managing Member, CityLink LLC (investing and consulting); former President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities)	22	Former director of Sempra Energy (until 2022); Biogen Inc. (until 2023)

· Senior investment and management experience, real estate

· Corporate board experience

· Government service

· Service as a city councilmember and deputy mayor

· Service as director, Federal Reserve Boards of San Francisco and Los Angeles

· Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

· MBA

Earl Lewis Jr., 1955 Trustee (2026)	Professor and Director, University of Michigan	19	Former director of 2U, Inc. (educational technology company) (until 2024)	· Senior academic leadership positions at multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · PhD, history

Capital Group U.S. Equity Fund — Page 24

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Kenneth M. Simril, 1965 Trustee (2023)	President and CEO, SCI Ingredients Holdings, Inc. (food manufacturing); former President and CEO, Fleischmann’s Ingredients (2016 – 2022)	96	Bunge Limited (agricultural business and food company) Former director of At Home Group Inc. (until 2021)

· Service as operating executive in various private equity-owned companies

·  Experience in international business affairs, capital markets and risk management

·  Independent trustee and advisor for city and county public pension plans

·  MBA, finance, BS, engineering

Capital Group U.S. Equity Fund — Page 25

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Christopher E. Stone, 1956 Chair of the Board (Independent and Non-Executive) (2026)	Professor of Practice of Public Integrity, University of Oxford, Blavatnik School of Government	96	None

· Service on advisory and trustee boards for charitable, international jurisprudence and nonprofit organizations

· Former professor, practice of criminal justice

· Former president of a large complex of global philanthropies

· JD, Mphil, criminology

Kathy J. Williams, 1955 Trustee (2023)	Board Chair, Above and Beyond Teaching	19	None

· Experience in international and government affairs in the transportation field

· Experience as chief operating officer

· Service as Board Commissioner for county human rights and juvenile justice delinquency prevention commissions

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· MBA

Amy Zegart, PhD 1967 Trustee (2026)	Morris Arnold and Nona Jean Cox Senior Fellow, Hoover Institution; Senior Fellow and Associate Director, Stanford Institute for Human-Centered Artificial Intelligence, Stanford University	22	Kratos Defense & Security Solutions	· Senior academic leadership positions · Corporate board experience · Author · Consultant · PhD, Political Science

Capital Group U.S. Equity Fund — Page 26

Interested trustees5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role also permits them to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years
Noriko Honda Chen, 1967 Trustee (2026)	Partner – Capital International Investors, Capital Research and Management Company; Chair, President, Principal Executive Officer and Director, Capital Research Company*; President and Director, Capital International, Inc.*; Director, The Capital Group Companies, Inc.*; Director, Capital International K.K.*	19	None
Mathews Cherian, 1967 Trustee (2026)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*	19	None

Other officers6

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Brant W. Thompson, 1973 President (2025)	Partner – Capital International Investors, Capital Research and Management Company
Donald H. Rolfe, 1972 Principal Executive Officer (2024)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Jennifer L. Butler, 1966 Secretary (2023)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2019)	Vice President – Legal and Compliance Group, Capital Research and Management Company

Capital Group U.S. Equity Fund — Page 27

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Melissa Leyva, 1976 Assistant Secretary (2026)	Associate – Legal and Compliance Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President – Investment Operations, Capital Research and Management Company
Mariah L. Coria, 1984 Assistant Treasurer (2023)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company or its affiliates.

4 This includes all directorships/trusteeships (other than those in the fund or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6 All of the trustees and/or officers listed are officers of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Capital Group U.S. Equity Fund — Page 28

Fund shares owned by trustees as of December 31, 2024:

Name	Dollar range of fund shares owned*	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
John G. Freund	None	Over $100,000
Pablo R. González Guajardo	None	Over $100,000
Pedro J. Greer, Jr.	None	None
Merit E. Janow	None	Over $100,000
William D. Jones	$10,001-$50,000	Over $100,000
Earl Lewis, Jr.	None	$50,001-$100,000
Kenneth M. Simril	None	Over $100,000
Christopher E. Stone	None	Over $100,000
Kathy J. Williams	Over $100,000	Over $100,000
Amy Zegart	$1-$10,000	Over $100,000

Name	Dollar range of fund shares owned*	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Interested trustees
Noriko Honda Chen	None	Over $100,000
Mathews Cherian	None	Over $100,000

* Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. Generally, independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

Capital Group U.S. Equity Fund — Page 29

Trustee compensation earned during the fiscal year ended October 31, 2025:

Name	Aggregate compensation from the fund	Total compensation from all funds managed by Capital Research and Management Company or its affiliates
John G. Freund	$172	$521,750
Pablo R. González Guajardo	231	582,083
Pedro J. Greer, Jr (elected January 1, 2026)	None	287,500
Merit E. Janow	173	577,750
William D. Jones	191	599,917
Earl Lewis Jr. (elected January 1, 2026)	None	277,500
John C. Mazziotta (retired December 31, 2024)	68	68,250
Kenneth M. Simril	197	375,000
Christopher E. Stone (elected January 1, 2026)	None	465,750
Kathy J. Williams	201	392,000
Amy Zegart (elected January 1, 2026)	None	423,333

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized within Capital Group Private Client Services Funds, a Delaware statutory trust, on October 22, 2009, and was reorganized into a new Delaware statutory trust on November 8, 2019. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The fund has one class of shares. Fund shares have pro rata rights as to voting, redemption, dividends and liquidation. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund’s declaration of trust and by-laws that the fund has entered into provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Capital Group U.S. Equity Fund — Page 30

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of John G. Freund, Pablo R. González Guajardo, Pedro J. Greer Jr., Earl Lewis Jr., Kenneth M. Simril and Amy Zegart. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2025 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Shareholder Services Agreement that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2025 fiscal year.

The fund has a nominating and governance committee comprised of Merit E. Janow, William D. Jones, Christopher E. Stone and Kathy J. Williams. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions

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of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2025 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The Principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the clients of the investment adviser or its affiliates and the shareholders of the funds advised or managed by the investment adviser or its affiliates. The complete text of the Principles is available at capitalgroup.com. Final voting authority is held by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The Boards of the funds and funds advised by Capital Research and Management Company and its affiliates have established a Joint Proxy Committee (“JPC”) composed of independent board members who serve as representatives from the fund and each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, long-term value creation and the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies. Proxies for companies outside the United States are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the investment adviser will generally vote against such proposals in the interest of encouraging improved disclosure for investors. The investment adviser may not exercise its voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and accounts it manages on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The investment adviser may choose, due to liquidity issues, not to expose the funds and accounts it manages to such restrictions and may not vote some (or all) shares. Finally, the investment adviser may determine not to recall securities on loan to exercise its voting rights when it determines that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the investment adviser’s stewardship and

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engagement team. Depending on the vote recommendation, a second opinion may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of the Principles and familiarity with proxy-related issues. Each of the investment adviser’s equity investment divisions has its own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the applicable governance committees that provide oversight of the application of the Principles.

From time to time, the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of the fund or an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy and using the Principles to provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, and (b) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company.

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Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports a breadth of experience and perspectives among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) generally are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Equity incentive plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Shareholder proposals on environmental and social issues — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s business model specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with industry standards and reporting on sustainability issues that are material to investment analysis. With respect to social matters, the investment adviser encourages companies to disclose the composition of the workforce in a regionally appropriate manner. The investment adviser supports relevant reporting and disclosure that is consistent with broadly applicable standards.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2025. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and Address	Ownership	Ownership Percentage
Pershing, LLC	Record	Class M	80.37%
Jersey City, NJ

BNY Mellon N A	Record	Class M	9.00%
Pittsburgh, PA

As of December 1, 2025, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, a portion of a fund's portfolio may include the investment decisions of Capital Research and Management Company’s investment analysts.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as S&P 500 Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

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Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of October 31, 2025:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Cheryl E. Frank	Over $1,000,000	4	$164.1	1	$4.69	128	$19.24
Greg Miliotes	$500,001 - $1,000,000	1	$177.7	3	$4.47	128	$19.24
Brant W. Thompson	Over $1,000,000	4	$183.5	2	$5.45	230	$21.08

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until January 31, 2027, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the fund’s offices.

The fund pays brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. All other fees for the fund are paid by the investment adviser out of its management fee.

Under the Agreement, the investment adviser receives a management fee at the annual rate of 0.425%. Management fees are paid monthly and accrued daily based on the average net assets of the fund.

For the fiscal years ended October 31, 2025, 2024 and 2023, the investment adviser earned from the fund management fees of $1,589,000, $1,482,000 and $1,243,000, respectively.

Principal Underwriter — Capital Client Group, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 12811 North Meridian Street, Carmel, IN 46032; 399 Park Avenue, 34th Floor, New York, NY 10022; and 444 W. Lake Street, Suite 4600, Chicago, IL 60606.

The Principal Underwriter does not receive any compensation related to the sale of shares of the fund.

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions (net of any reimbursements described below) paid by the fund for the fiscal years ended October 31, 2025, 2024 and 2023 amounted to $19,000, $24,000 and $21,000, respectively. The investment adviser is reimbursing the fund for all amounts collected into the commission sharing arrangement. For the fiscal years ended October 31, 2025, 2024 and 2023, the investment adviser reimbursed the fund $11,000, $11,000 and $5,000, respectively for commissions paid to broker-dealers through a commission sharing arrangement to compensate such broker-dealers for research services. Changes in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from changes in the volume of trading activity and/or the amount of commissions used to pay for research services through a commission sharing arrangement.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal

Capital Group U.S. Equity Fund — Page 41

in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Morgan Stanley & Co. LLC. At the end of the fund’s most recently completed fiscal year, the fund held equity securities of Morgan Stanley & Co. LLC in the amount of $2,453,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the fund’s website (capitalgrouppcsfunds.com) no earlier than the 10th day after such calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top ten portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the fund’s website no earlier than the 10th day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the fund’s website. The investment adviser may disclose individual holdings more frequently on the fund’s website if it determines it is in the best interest of the funds.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting and class action claims processing service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates and co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding), each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund, and other entities as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the fund’s website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund nor its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose the fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment adviser. In exercising its authority, the investment adviser determines whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the fund’s website (other than to certain service providers of the fund for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share. Net asset value is computed by adding the value of a fund’s investments, cash or other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers, other intermediaries or Capital Group Private Client Services investment counselors may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly. For more information about how to purchase through Capital Group Private Client Services investment counselors, contact your Capital Group Private Client Services investment counselor directly.

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All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair-valued as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as regulated investment companies, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intend to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with the calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders.

The fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and could increase the basis of their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain dividend generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the

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extent of any net realized long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares prior to a distribution. The price of shares purchased at that time may include the amount of a forthcoming distribution. Those purchasing fund shares at a time when the fund has realized but not yet made a distribution that is reflected in the price of the shares will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them as a dividend or other fund distribution, as described above.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends through 2025. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of Capital Group Private Client Services Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

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Tax consequences of investing in non-U.S. securities — Dividend and interest income received by a fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s

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investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Purchase and exchange of shares

Shares of the fund are available to clients of Capital Group Private Client Services, Inc. ("CGPCS"), the fund’s trustees and officers, and the fund’s portfolio managers. Shares are also available to former shareholders of Endowments - Growth and Income Portfolio, who obtained shares of the fund in connection with the acquisition of Endowments - Growth and Income Portfolio by the fund. Shares may be made available to other individuals if the investment adviser determines it is appropriate. Clients of CGPCS may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates. As described in the fund’s prospectus, please contact your CGPCS investment counselor or the fund’s Transfer Agent to purchase or exchange shares.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares, please contact your Capital Group Private Client Services investment counselor or the fund’s Transfer Agent.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the transaction is identified as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the fund — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation

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statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through certain retirement plans will be confirmed at least quarterly.

Capitalgroup.com — You may check your share balance and the price of your shares using capitalgroup.com.

Telephone purchases, redemptions and exchanges — By using the telephone purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by State Street Bank and Trust Company, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111.

Transfer agent services — American Funds Service Company, an affiliate of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

Independent registered public accounting firm — PricewaterhouseCoopers LLP (“PwC”), 601 South Figueroa Street, Los Angeles, CA 90017, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements and financial highlights of the fund included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by PwC, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Dechert LLP, 45 Fremont Street, 26th Floor, San Francisco, CA 94105-2223, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

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Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s expenses, key statistics, holdings information and investment results (annual report only). Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4996. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgrouppcsfunds.com. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PwC. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Determination of net asset value and redemption price — October 31, 2025

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$39.75

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the fund’s Form N-CSR, are included in this statement of additional information.

Fund numbers — Here are the fund numbers for use when making share transactions:

Fund	Fund numbers
Capital Group California Core Municipal Fund ……...............	40119
Capital Group California Short-Term Municipal Fund …….....	40120
Capital Group U.S. Equity Fund ……...……...……...……...…..	40124

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and S&P Global Ratings.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

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S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Group U.S. Equity Fund — Page 57

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

Capital Group U.S. Equity Fund — Page 58

Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Capital Group U.S. Equity Fund — Page 59

S&P Global Ratings

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Capital Group U.S. Equity Fund — Page 60

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

Capital Group U.S. Equity Fund — Page 61

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Group U.S. Equity Fund — Page 62

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group U.S. Equity Fund — Page 63

Investment portfolio

Common stocks 97.53%	Shares	Value (000)
Information technology 30.16%
Broadcom, Inc.	99,557	$36,799
Microsoft Corp.	56,037	29,016
Apple, Inc.	49,550	13,397
KLA Corp.	8,605	10,401
Micron Technology, Inc.	24,950	5,583
Salesforce, Inc.	20,616	5,369
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	13,610	4,089
ServiceNow, Inc. (a)	3,843	3,533
Shopify, Inc., Class A, subordinate voting shares (a)	20,144	3,502
NVIDIA Corp.	15,507	3,140
Amphenol Corp., Class A	10,869	1,514
Atlassian Corp., Class A (a)	8,366	1,417
Accenture PLC, Class A	5,540	1,386
TE Connectivity PLC	4,327	1,069
Texas Instruments, Inc.	6,364	1,028
Gartner, Inc. (a)	2,926	727
Applied Materials, Inc.	1,821	424
		122,394
Industrials 14.61%
General Electric Co.	44,158	13,643
GE Vernova, Inc.	11,060	6,472
Northrop Grumman Corp.	8,880	5,181
RTX Corp.	28,942	5,166
TransDigm Group, Inc.	3,280	4,292
Waste Connections, Inc.	25,320	4,246
ATI, Inc. (a)	38,170	3,778
United Rentals, Inc.	3,561	3,102
Safran SA (ADR)	24,511	2,173
Ingersoll-Rand, Inc.	24,148	1,843
Carrier Global Corp.	25,163	1,497
HEICO Corp.	2,326	739
HEICO Corp., Class A	2,907	720
Lennox International, Inc.	2,854	1,441
Equifax, Inc.	5,647	1,192
AMETEK, Inc.	5,815	1,175
Rolls-Royce Holdings PLC (ADR) (b)	68,366	1,063
Dayforce, Inc. (a)	11,385	782
Paychex, Inc.	6,611	774
		59,279
Financials 12.73%
Visa, Inc., Class A	31,002	10,564
Marsh & McLennan Cos., Inc.	48,580	8,655
JPMorgan Chase & Co.	26,315	8,187
Truist Financial Corp.	66,134	2,952
PNC Financial Services Group, Inc.	15,041	2,746
Progressive Corp.	13,232	2,726
Arthur J. Gallagher & Co.	9,982	2,490
Morgan Stanley	14,958	2,453
KKR & Co., Inc.	18,764	2,220
Mastercard, Inc., Class A	3,240	1,788
S&P Global, Inc.	3,135	1,527
Jack Henry & Associates, Inc.	7,810	1,163
MSCI, Inc.	1,938	1,141
Toast, Inc., Class A (a)	31,559	1,141
Capital One Financial Corp.	4,529	996
Aon PLC, Class A	2,610	889
		51,638

1	Capital Group U.S. Equity Fund

Common stocks (continued)	Shares	Value (000)
Communication services 9.24%
Alphabet, Inc., Class C	79,156	$22,308
Meta Platforms, Inc., Class A	17,397	11,280
Netflix, Inc. (a)	1,480	1,656
ROBLOX Corp., Class A (a)	12,128	1,379
T-Mobile US, Inc.	4,143	870
		37,493
Consumer discretionary 8.77%
Amazon.com, Inc. (a)	56,024	13,682
Royal Caribbean Cruises, Ltd.	16,807	4,821
TJX Cos., Inc. (The)	21,689	3,040
Tractor Supply Co.	55,732	3,016
Aramark	71,894	2,723
Chipotle Mexican Grill, Inc. (a)	67,915	2,152
Marriott International, Inc., Class A	6,362	1,658
Burlington Stores, Inc. (a)	5,038	1,378
Home Depot, Inc.	3,480	1,321
Hilton Worldwide Holdings, Inc.	3,605	926
YUM! Brands, Inc.	6,377	882
		35,599
Health care 7.80%
Eli Lilly and Co.	6,426	5,545
Amgen, Inc.	15,991	4,772
Abbott Laboratories	35,941	4,443
UnitedHealth Group, Inc.	11,920	4,071
Vertex Pharmaceuticals, Inc. (a)	7,617	3,242
AbbVie, Inc.	14,549	3,172
Danaher Corp.	10,690	2,302
AstraZeneca PLC (ADR)	21,633	1,783
QIAGEN NV	26,050	1,220
Humana, Inc.	3,981	1,108
		31,658
Utilities 6.03%
Constellation Energy Corp.	36,104	13,611
Atmos Energy Corp.	23,905	4,105
Entergy Corp.	31,484	3,025
Sempra	22,395	2,059
CenterPoint Energy, Inc.	43,797	1,675
		24,475
Consumer staples 3.74%
Philip Morris International, Inc.	49,929	7,207
Mondelez International, Inc., Class A	100,822	5,793
Church & Dwight Co., Inc.	24,611	2,158
		15,158
Materials 2.09%
Linde PLC	17,024	7,121
Sherwin-Williams Co.	3,983	1,374
		8,495
Real estate 1.21%
Welltower, Inc. REIT	27,007	4,889

Capital Group U.S. Equity Fund	2

Common stocks (continued)	Shares	Value (000)
Energy 1.15%
ConocoPhillips	41,916	$3,725
Exxon Mobil Corp.	8,154	932
		4,657
Total common stocks (cost: $171,793,000)		395,735
Short-term securities 2.57%
Money market investments 2.45%
Capital Group Central Cash Fund 4.08% (c)(d)	99,487	9,950

Money market investments purchased with collateral from securities on loan 0.12%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.06% (c)(e)	460,800	461
Total short-term securities (cost: $10,409,000)		10,411
Total investment securities 100.10% (cost: $182,202,000)		406,146
Other assets less liabilities (0.10)%		(386)
Net assets 100.00%		$405,760
Investments in affiliates (d)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.45%
Money market investments 2.45%
Capital Group Central Cash Fund 4.08% (c)	$5,959	$57,990	$54,000	$(2)	$3	$9,950	$455

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 10/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

3	Capital Group U.S. Equity Fund

Financial statements
Statement of assets and liabilities at October 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $495 of investment securities on loan):
Unaffiliated issuers (cost: $172,254)	$396,196
Affiliated issuers (cost: $9,948)	9,950	$406,146
Cash		48
Cash collateral received for securities on loan		51
Receivables for:
Services provided by related parties	11
Dividends	215
Securities lending income	— *	226
		406,471
Liabilities:
Collateral for securities on loan		512
Payables for:
Purchases of investments	35
Repurchases of fund’s shares	19
Investment advisory services	145	199
Net assets at October 31, 2025		$405,760
Net assets consist of:
Capital paid in on shares of beneficial interest		$150,039
Total distributable earnings (accumulated loss)		255,721
Net assets at October 31, 2025		$405,760
*
Amount less than one thousand.

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (10,207 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$405,760	10,207	$39.75
Refer to the notes to financial statements.

Capital Group U.S. Equity Fund	4

Financial statements (continued)
Statement of operations for the year ended October 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $24; also includes $455 from affiliates)	$4,341
Interest from unaffiliated issuers	5
Securities lending income (net of fees)	5	$4,351
Fees and expenses*:
Investment advisory services	1,589
Trustees’ compensation	1
Legal	4
Other	— †
Total fees and expenses before waivers and/or reimbursements	1,594
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	8
Total fees and expenses after waivers and/or reimbursements		1,586
Net investment income		2,765
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	33,344
Affiliated issuers	(2)
Currency transactions	1	33,343
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	35,147
Affiliated issuers	3	35,150
Net realized gain (loss) and unrealized appreciation (depreciation)		68,493
Net increase (decrease) in net assets resulting from operations		$71,258
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

5	Capital Group U.S. Equity Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2025	2024

Operations:
Net investment income	$2,765	$3,621
Net realized gain (loss)	33,343	30,773
Net unrealized appreciation (depreciation)	35,150	59,409
Net increase (decrease) in net assets resulting from operations	71,258	93,803
Distributions paid to shareholders	(32,597)	(19,886)
Net capital share transactions	2,166	(11,996)
Total increase (decrease) in net assets	40,827	61,921
Net assets:
Beginning of year	364,933	303,012
End of year	$405,760	$364,933
Refer to the notes to financial statements.

Capital Group U.S. Equity Fund	6

Notes to financial statements
1. Organization

Capital Group U.S. Equity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

7	Capital Group U.S. Equity Fund

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of October 31, 2025, all of the fund’s investments were classified as Level 1.

Capital Group U.S. Equity Fund	8

4. Risk factors

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

9	Capital Group U.S. Equity Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2025, the total value of securities on loan was $495,000, and the total value of collateral received was $512,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2025, the fund reclassified $1,491,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

Capital Group U.S. Equity Fund	10

As of October 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed long-term capital gains	$31,822
Gross unrealized appreciation on investments	225,988
Gross unrealized depreciation on investments	(2,090)
Net unrealized appreciation (depreciation) on investments	223,898
Cost of investments	182,248
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class M	$3,309	$29,288	$32,597	$3,427	$16,459	$19,886
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc (“CCG”), the principal underwriter of the fund’s share, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG  and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. For the services it provides to the fund, CRMC receives a unified management fee of 0.425% of the daily net assets of the fund. Out of the fund’s unified management fee CRMC pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses, which are not paid by CRMC from the unified management fee, are paid by the fund, which are currently reimbursed by CRMC.
Miscellaneous fee reimbursement — Expense limitations have been imposed through at least January 1, 2027, to limit the share class’s total annual operating expense to 0.425% as a percentage of daily net assets. For the year ended October 31, 2025, CRMC reimbursed miscellaneous fees of $8,000 for the fund, which CRMC does not intend to recoup. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $8,979,000 and $5,083,000, respectively, which generated $2,504,000 of net realized gains from such sales.

11	Capital Group U.S. Equity Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class M	$8,239	235	$32,522	914	$(38,595)	(1,081)	$2,166	68

Year ended October 31, 2024
Class M	$7,341	229	$19,838	648	$(39,175)	(1,195)	$(11,996)	(318)
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $93,373,000 and $124,002,000, respectively, during the year ended October 31, 2025.

Capital Group U.S. Equity Fund	12

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]

10/31/2025	$35.99	$.27	$6.73	$7.00	$(.32 )	$(2.92)	$(3.24)	$39.75	20.56%	$406	.43%	.42%	.74%
10/31/2024	28.98	.35	8.60	8.95	(.33 )	(1.61)	(1.94)	35.99	32.12	365.43		.43	1.04
10/31/2023	27.92	.38	1.77	2.15	(.38 )	(.71 )	(1.09)	28.98	7.80	303.43		.43	1.31
10/31/2022	33.77	.32	(4.33)	(4.01)	(.31 )	(1.53)	(1.84)	27.92	(12.44)	285.43		.43	1.07
10/31/2021	25.54	.28	8.78	9.06	(.29 )	(.54 )	(.83 )	33.77	36.12	344.43		.42	.94

	Year ended October 31,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[4]	26%	26%	26%	12%	15%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

13	Capital Group U.S. Equity Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Group U.S. Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group U.S. Equity Fund (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

14

Capital Group U.S. Equity Fund

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-23469 and 1933 Act No. 333-233376)

(a)	Articles of Incorporation – Certificate of Trust and Agreement and Declaration of Trust – previously filed (see Pre-Effective Amendment No. 1 filed 11/5/19)

(b)	By-laws – By-laws – previously filed (see Pre-Effective Amendment No. 1 filed 11/5/19)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement – previously filed (see Pre-Effective Amendment No. 1 filed 11/5/19)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement effective 8/1/20 – previously filed (see P/E Amendment No. 5 filed 12/30/21)

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Global Custody Agreement and Amendment to Global Custody Agreement – previously filed (see Pre-Effective Amendment No. 1 filed 11/5/19)

(h)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see Pre-Effective Amendment No. 1 filed 11/5/19); Agreement and Plan of Reorganization – previously filed (see Pre-Effective Amendment No. 1 filed 11/5/19); and Amended and Restated Shareholder Services Agreement dated 1/1/23 – previously filed (see P/E Amendment No. 6 filed 12/30/22)

(i-1)	Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 1 filed 11/5/19)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements – None

(l)	Initial capital agreements – Initial capital agreement – previously filed (see Pre-Effective Amendment No. 1 filed 11/5/19)

(m)	Rule 12b-1 Plan – None

(n)	Rule 18f-3 Plan – None

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated May 2025; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Core Plus Bond Fund, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Equity ETF Trust I, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group KKR Core Plus+, Capital Group KKR Multi-Sector+, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Equities Fund, Inc., EUPAC Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Katherine Abbott	Vice President	None
CHO	Chatelaine Achterberg	Assistant Vice President	None
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Regional Vice President	None

LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Anthony Albano	Regional Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Jeremy Alyea	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Blake J. Anderson	Assistant Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Erick K. Bodge	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William J. Brady	Regional Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Siobhan M. Broadbery	Regional Vice President	None
LAO	Lorena B. Brockman	Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None

LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
LAO	Kenneth D. Burdick	Assistant Vice President	None
LAO	Carmen A. Burke	Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None

LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Cheryl L. Christian	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None

LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Adam DeAngelis	Regional Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	Joseph B. Dowd	Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None

IRV	Jessica Eng	Assistant Vice President	None
LAO	Joseph Epstein	Regional Vice President	None
LAO	Wayne C. Ewan	Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Regional Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Myles Gaines	Regional Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Michele Giangrande	Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Senior Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Senior Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Assistant Vice President	None

LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Janis Harrison	Assistant Vice President	None
LAO	James Hayes	Regional Vice President	None
LAO	Jennifer Hayes	Regional Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Scott W. Hoyer	Regional Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None

LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Senior Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
IND	Philip A. Kojich	Assistant Vice President	None
LAO	Christina Kramer	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Jacob A. Kuchta	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
NYO	Joseph Lai	Senior Vice President	None
LAO	Jialing Lang	Assistant Vice President	None

LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Armand Leaks	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
SNO	Matthew T. Levene	Assistant Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lauren C. Liebes	Regional Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Rainey Lord	Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None

LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Senior Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Duane R. Mattson	Assistant Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
LAO	Marin B. Meaney	Regional Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Davina J. Merrell	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Senior Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None

LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None
LAO	Rex Morgan	Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None

LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
IND	Kevin G. Olson	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Cimber L. Nuessle	Assistant Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None

LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	Jonathan T. Plance	Regional Vice President	None
SFO	Eugene Podkaminer	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAO	Ryan T. Price	Regional Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Sava S. Radakovich	Regional Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None

LAO	Michael D. Reynaert	Senior Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Assistant Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Stephen Ross	Regional Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Benjamin F. Samuels	Assistant Vice President	None
LAO	Michael C. Santangelo	Regional Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None

LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	Puja V. Sheth	Assistant Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	Jamie J. Suh	Assistant Vice President	None

LAO	John R. Sulzicki	Vice President	None
LAO	Jack Swigle	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Michael Trujillo	Vice President	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Senior Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Julie A. Vogel	Senior Vice President	None
IRV	Thu A. Vu	Assistant Vice President	None
LAO	Adam Waclawsky	Vice President	None
LAO	Jon N. Wainman	Vice President	None
LAO	Hudson Walker	Regional Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Vice President	None
LAO	Sheraton Welch	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Benjamin T. Wooden	Regional Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None

IND	Matthew A. Wooten	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, in the County of Orange and State of California, on the 29th day of December, 2025.

CAPITAL GROUP U.S. EQUITY FUND

By: /s/ Donald H. Rolfe

(Donald H. Rolfe, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 29, 2025, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Donald H. Rolfe (Donald H. Rolfe)	Principal Executive Officer

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Gregory F. Niland (Gregory F. Niland)	Treasurer

(3)	Trustees:

	John G. Freund*	Trustee
	Pablo R. González Guajardo*	Trustee
	Merit E. Janow*	Trustee
	William D. Jones*	Trustee
	William L. Robbins*	Trustee
	Kenneth M. Simril*	Trustee
	Kathy J. Williams*	Trustee

*By: /s/ Jennifer L. Butler
(Jennifer L. Butler, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Clara Kang

(Clara Kang, Counsel)

POWER OF ATTORNEY

I, John G. Freund, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Atherton, CA, on May 6, 2025.

(City, State)

/s/ John G. Freund

John G. Freund, Board member

POWER OF ATTORNEY

I, Pablo R. González Guajardo, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group KKR Core Plus+ (File No. 333-282864, File No. 811-24016)
-	Capital Group KKR Multi-Sector+ (File No. 333-282865, File No. 811-24017)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Mexico City, on May 6, 2025.

(City, State)

/s/ Pablo R. González Guajardo

Pablo R. González Guajardo, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, ny , on June 12, 2025.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group KKR Core Plus+ (File No. 333-282864, File No. 811-24016)
-	Capital Group KKR Multi-Sector+ (File No. 333-282865, File No. 811-24017)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, on May 6, 2025.

(City, State)

/s/ William D. Jones

William D. Jones, Board member

POWER OF ATTORNEY

I, William L. Robbins, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on May 6, 2025.

(City, State)

/s/ William L. Robbins

William L. Robbins, Board member

POWER OF ATTORNEY

I, Kenneth M. Simril, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Studio City, California, on May 6, 2025.

(City, State)

/s/ Kenneth M. Simril

Kenneth M. Simril, Board member

POWER OF ATTORNEY

I, Kathy J. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Rafael, California, on May 6, 2025.

(City, State)

/s/ Kathy J. Williams

Kathy J. Williams, Board member